Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Assets (Details)	Jun. 30, 2025
Furniture and fixtures [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful lives of assets	5 years
Office equipment [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful lives of assets	5 years
Computer equipment [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful lives of assets	5 years